PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.3%
Municipal Bonds
ABAG Fin. Auth. for Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,044,883
Alameda Corridor Trans. Auth. Rev.,
2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,375	2,513,601
2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	700	737,885
Sr. Lien, Series A, Rfdg.	5.000	10/01/22	375	379,196
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,038,625
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,655	1,858,318
Rfdg.	5.000	04/01/28	1,365	1,557,777
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	710,083
Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	1,000	1,133,471
California Cmnty. Choice Fing. Auth. Rev.,
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	2,071,623
Series B-2, Green Bond (Mandatory put date 08/01/31)	1.240(cc)	02/01/52	1,120	1,100,863
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	543,727
Sr. Series A, Rfdg.	5.000	06/01/27	1,125	1,236,233
Sr. Series A, Rfdg.	5.000	06/01/28	1,730	1,919,635
Sr. Series A, Rfdg.	5.000	06/01/30	1,130	1,280,740

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,000	2,223,128
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Hlth. Sys., Series A, Rfdg.	5.000	08/15/51	1,000	1,123,288
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,325	1,446,464
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,078,603
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	581,099
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	500	547,716
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,095	2,417,674
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,082,372
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.	5.000	05/15/26	1,000	1,101,078
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	350,835
St. Joseph Hlth. Sys., Series C, Rmkt., Rfdg. (Mandatory put date 10/18/22)	5.000(cc)	07/01/34	515	522,465
Stanford Healthcare, Series A	5.000	08/15/54	2,000	2,107,485
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,000	1,022,388

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Infrast. & Econ. Dev. Bank Rev.,
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390%(cc)	10/01/47	1,000	$978,045
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	1.140(cc)	08/01/47	2,500	2,502,339
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	630	634,408
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/23	495	507,058
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	852,679
ExxonMobil Proj., Rfdg., FRDD	0.590(cc)	12/01/29	16,115	16,115,000
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,000	995,192
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	923,310
Series A, 144A	5.500	06/01/48	250	255,023
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,595,782
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	820,255
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,951,460
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	972,086
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	750	734,456
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	150,000
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	300,000
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,370,846
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,033,669
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	311,115
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	697,472
KIPP LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,024,655
KIPP LA. Proj., Series A, 144A	5.000	07/01/47	1,230	1,276,714
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,573,432
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,700,663
California St.,
GO	5.000	03/01/45	2,000	2,122,229
GO, Rfdg.	3.250	04/01/45	1,000	941,819
GO, Rfdg.	5.000	11/01/26	2,000	2,244,873
GO, Rfdg.	5.000	08/01/28	1,980	2,251,841
GO, Rfdg.	5.000	09/01/28	1,540	1,779,367
GO, Rfdg.	5.000	08/01/45	1,500	1,597,614
GO, Rfdg.	5.000	08/01/46	1,500	1,617,821
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,016
Var. Purp., GO	3.000	03/01/28	2,000	2,085,080
Var. Purp., GO	4.000	04/01/49	2,000	2,068,969
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,130	1,181,027

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California St., (cont’d.)
Var. Purp., GO, Rfdg.	5.000%	10/01/47	2,000	$2,156,038
California St. Pub. Wks. Brd. Lease Rev.,
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	188,398
Series C, Rfdg.(hh)	5.000	08/01/28	875	965,834

California Statewide Cmntys. Dev. Auth., Spl. Tax, Cmnty. Facs. Dist. No. 97-1, CABS	1.049(s)	09/01/22	235	234,379
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	245,339
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	747,922
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,182,569
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,020,396
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,616,179
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	509,607
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	468,948
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,075,279
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,783,365

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	2,485	2,624,170
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	520,973
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,830	2,082,152
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/33	1,405	1,629,090
Series A-1, Rfdg., EMT(ee)	5.000	06/01/25	360	389,608
Series A-1, Rfdg., EMT(ee)	5.000	06/01/27	765	866,808

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	510,650
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	786,253
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,290,915
La Mesa-Spring Vlly. Sch. Dist., Elect. of 2002, Series B, CABS, GO, Rfdg., NATL	1.789(s)	08/01/23	2,000	1,958,777
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	912	915,091
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	3,113,755
Series A	5.500	11/15/30	1,475	1,705,199
Series A	5.500	11/15/32	440	515,422
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,550,708
Series A, AMT	5.250	05/15/48	1,000	1,081,333
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,198,394

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Calif. Dept. Arpts. Rev., (cont’d.)
Sr. Series C, AMT	5.000%	05/15/28	1,000	$1,112,752
Sub. Series C, Rfdg.	5.000	05/15/24	390	413,432
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,403,202

Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,265,093
Los Angeles Dept. of Wstewtr. Sys. Rev., Green Bond, Sub. Series A	4.000	06/01/42	1,500	1,551,514
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Series A	5.000	07/01/51	1,185	1,365,235
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,576,034
Metro. Wtr. Dist. of Southern Calif. Rev., Sub. Series C, Rmkt. (Mandatory put date 05/21/24)	0.930(cc)	07/01/47	2,000	2,014,713
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,277,790
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,075	4,181,292
Northern Calif. Tob. Secur. Auth. Rev., Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,096,271
Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	802,775
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,273,477
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,580,060

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,036,527
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.850(s)	08/01/26	1,375	1,221,994
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,906,400
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	825,637
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,080,621

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,049,928
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	4.015(s)	07/01/24	2,941	2,707,354
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	391,112
Sr. Lien, Series A	6.000	07/01/47	325	325,950
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Series A-1, CABS	3.740(s)	07/01/24	930	860,817
Series A-1, CABS	3.996(s)	07/01/27	2,072	1,694,337

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000%	09/01/32	450	$476,601
Redding Elec. Sys. Rev., RIBS, NATL, ETM(ee)	11.316(e)	07/01/22	295	297,951
Riverside Cnty. Infrast. Fing. Auth. Rev.,
Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	202,131
Unrefunded, Series A, Rfdg.	4.000	11/01/37	1,080	1,104,885

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded 11/01/25)(ee)	5.250	11/01/45	1,000	1,108,791
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	321,066
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	524,846

Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,082,504
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,161,064
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/30	650	672,316
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,067,159
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,100,181
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	654,721

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,059,165
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	438,836
2nd Series A, Rfdg., AMT	5.250	05/01/33	545	559,132
Series A, Rfdg., AMT	5.000	05/01/31	500	572,985
Series D, Rfdg., AMT	5.000	05/01/26	1,720	1,873,767
Series H, Rfdg., AMT	5.000	05/01/24	250	262,849
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	662,242
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	500	543,183

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,530	1,535,229
Sanger Unif. Sch. Dist., COPS Cap. Proj. COP, Rfdg., AGM	5.000	06/01/52	965	980,199
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	325,303
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.973(s)	08/01/29	1,250	1,011,611
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.687(s)	08/01/28	1,055	894,850

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000%	06/01/25	1,755	$1,864,189
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	742,306
Univ. of California Reg. Med. Ctr. Rev., Series P	5.000	05/15/36	1,500	1,745,523
Univ. of California Rev., Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	1,530	1,580,358
Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,000	2,200,424
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,055,973

TOTAL INVESTMENTS 100.3% (cost $204,493,801)				201,532,778
Liabilities in excess of other assets(z) (0.3)%				(535,995)

Net Assets 100.0%				$200,996,783

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at May 31, 2022.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
39	20 Year U.S. Treasury Bonds	Sep. 2022	$5,438,063	$15,866
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).